UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: March 30

Date of reporting period: September 30, 2025

Item 1.	Report to Stockholders.

(a)

Obra Defensive High Yield ETF Tailored Shareholder Report

Obra Defensive High Yield ETF

Ticker: ODHY

Exchange: NYSE Arca

semi-annual shareholder report September 30, 2025

This semi-annual shareholder report contains important information about Obra Defensive High Yield ETF for the period June 27, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at www.obrafunds.com/ODHY. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra Defensive High Yield ETF	$18¹	0.70%
¹	Based on operations for the period June 27, 2025 to September 30, 2025. Expenses for the full fiscal period would have been higher.

What did the Fund invest in?

(as of September 30, 2025)

Sector Breakdown (% of net assets)

Consumer Discretionary
28.5%
Industrials
12.6%
Materials
12.0%
Financials
11.1%
Communications
7.4%
Health Care
6.8%
Consumer Staples
5.6%
Technology
5.5%
Utilities
3.9%
Energy
2.6%

Top Ten Holdings	(% of net assets)
Goldman Sachs Financial Square Government Fund	2.7%
TransDigm Inc	1.0%
Caesars Entertainment Inc	1.0%
Advanced Drainage Systems Inc	1.0%
Carnival Corp	1.0%
Vistra Operations Co LLC	1.0%
Nexstar Media Inc	1.0%
Iron Mountain Inc	1.0%
Aramark Services Inc	1.0%
Clean Harbors Inc	1.0%

Key Fund Statistics
(as of September 30, 2025)

Net Assets	$5,124,241
Number of Holdings	137
Net Advisory Fee	$0
Portfolio Turnover Rate	4.24%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit www.obrafunds.com/ODHY.

Obra High Grade Structured Products ETF Tailored Shareholder Report

Obra High Grade Structured Products ETF

Ticker: OGSP

Exchange: NYSE Arca

semi-annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about Obra High Grade Structured Products ETF for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.obrafunds.com/OGSP. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra High Grade Structured Products ETF	$46	0.90%

What did the Fund invest in?

(as of September 30, 2025)

Sector Breakdown (% of net assets)

Collateralized Mortgage Obligation
26.8%
Collateralized Loan Obligations
22.3%
Asset-Backed Securities
21.7%
Commercial Mortgage-Backed Securities
15.6%
Mortgage-Backed Securities
12.9%

Top Ten Holdings	(% of net assets)
Goldman Sachs Financial Square Government Fund	3.1%
Pagaya AI Debt Trust 2025-4	2.6%
Hotwire Funding LLC	2.6%
AGL CLO 30 Ltd	2.6%
GWT 2024-WLF2	2.6%
Gracie Point International Funding 2025-1 LLC	2.4%
Antares CLO 2021-1 Ltd	2.3%
Madison Park Funding LXI Ltd	2.2%
Ivy Hill Middle Market Credit Fund IX Ltd	2.2%
Gracie Point International Funding 2023-2	2.1%

Key Fund Statistics
(as of September 30, 2025)

Net Assets	$29,513,731
Number of Holdings	100
Net Advisory Fee	$0
Portfolio Turnover Rate	39.12%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit www.obrafunds.com/OGSP.

Obra Opportunistic Structured Products ETF Tailored Shareholder Report

Obra Opportunistic Structured Products ETF

Ticker: OOSP

Exchange: NYSE Arca

semi-annual Shareholder Report September 30, 2025

This semi-annual shareholder report contains important information about Obra Opportunistic Structured Products ETF for the period April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.obrafunds.com/OOSP. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Obra Opportunistic Structured Products ETF	$46	0.90%

What did the Fund invest in?

(as of September 30, 2025)

Sector Breakdown (% of net assets)

Collateralized Loan Obligations
32.7%
Collateralized Mortgage Obligation
27.3%
Commercial Mortgage-Backed Securities
22.4%
Asset-Backed Securities
15.1%
Mortgage-Backed Securities
4.8%

Top Ten Holdings	(% of net assets)
BX Trust 2021-ARIA	2.2%
Marlette Funding Trust 2023-4	2.1%
Pagaya AI Debt Trust 2025-4	2.1%
Obra CLO 2 Ltd	2.1%
Magnetite Xlii Ltd	2.1%
BX Trust 2021-ARIA	2.1%
Gracie Point International Funding 2025-1 LLC	2.1%
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	2.1%
BHMS Commercial Mortgage Trust 2025-ATLS	2.1%
Gracie Point International Funding 2024-1 LLC	2.0%

Key Fund Statistics
(as of September 30, 2025)

Net Assets	$36,592,728
Number of Holdings	101
Net Advisory Fee	$2,651
Portfolio Turnover Rate	24.85%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit www.obrafunds.com/OOSP.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Obra Defensive High Yield ETF

Obra High Grade Structured Products ETF

Obra Opportunistic Structured Products ETF

Semi-Annual Financial Statements

For the semi-annual period ended September 30, 2025

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Obra Defensive High Yield ETF, Obra High Grade Structured Products ETF, and Obra Opportunistic Structured Products ETF (each a “Fund”, and collectively the “Funds” or “Obra ETFs”). The Obra ETFs’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Obra ETFs’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Obra ETFs nor the Obra ETFs’ distributor is a bank.

The Obra ETFs are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Obra ETFs, including their principals, and Capital Investment Group, Inc.

Obra Defensive High Yield ETF
Schedule of Investments (unaudited)
As of September 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds - 96.00%
Communications - 7.36%
CCO Holdings LLC / CCO Holdings Capital Corp (a)	$50,000	4.750%	2/1/2032	$46,437
Frontier Communications Holdings LLC (a)	25,000	5.000%	5/1/2028	25,000
Lamar Media Corp	25,000	4.875%	1/15/2029	24,906
Nexstar Media Inc (a)	50,000	5.625%	7/15/2027	49,937
Outfront Media Capital LLC / Outfront Media Capital Corp (a)	35,000	5.000%	8/15/2027	34,913
Sirius XM Radio LLC (a)	35,000	5.000%	8/1/2027	34,913
Sunrise HoldCo IV BV (a)	25,000	5.500%	1/15/2028	24,792
TEGNA Inc	25,000	5.000%	9/15/2029	24,938
Telecom Italia Capital SA	25,000	6.000%	9/30/2034	25,280
Univision Communications Inc (a)	25,000	8.000%	8/15/2028	25,906
Virgin Media Finance PLC (a)	25,000	5.000%	7/15/2030	23,195
WMG Acquisition Corp (a)	40,000	3.000%	2/15/2031	37,070
				377,287
Consumer Discretionary - 28.50%
1011778 BC ULC / New Red Finance Inc (a)	50,000	4.375%	1/15/2028	49,312
Adient Global Holdings Ltd (a)	40,000	7.000%	4/15/2028	41,299
ADT Security Corp/The (a)	50,000	4.875%	7/15/2032	48,500
Allied Universal Holdco LLC (a)	30,000	7.875%	2/15/2031	31,463
American Airlines Inc/AAdvantage Loyalty IP Ltd (a)	25,000	5.750%	4/20/2029	25,219
Aramark Services Inc (a)	50,000	5.000%	2/1/2028	49,812
Bath & Body Works Inc (a)	40,000	6.625%	10/1/2030	40,950
Beazer Homes USA Inc	40,000	5.875%	10/15/2027	40,050
Boyd Gaming Corp (a)	50,000	4.750%	6/15/2031	48,250
Brightstar Lottery PLC (a)	40,000	5.250%	1/15/2029	39,950
Caesars Entertainment Inc (a)	50,000	6.500%	2/15/2032	51,187
Carnival Corp (a)	50,000	6.000%	5/1/2029	50,906
Cinemark USA Inc (a)	40,000	7.000%	8/1/2032	41,750
Clarios Global LP / Clarios US Finance Co (a)	25,000	6.750%	2/15/2030	25,844
CoreCivic Inc	25,000	8.250%	4/15/2029	26,406
Flutter Treasury DAC (a)	25,000	6.375%	4/29/2029	25,735
Ford Motor Co	25,000	7.450%	7/16/2031	27,717
Ford Motor Credit Co LLC	50,000	3.625%	6/17/2031	45,434
Garrett Motion Holdings Inc / Garrett LX I Sarl (a)	35,000	7.750%	5/31/2032	36,706
Hilton Domestic Operating Co Inc	40,000	4.875%	1/15/2030	39,850
Hilton Grand Vacations Borrower Inc (a)	25,000	4.875%	7/1/2031	23,250
KB Home	40,000	4.800%	11/15/2029	39,800
Levi Strauss & Co (a)	50,000	3.500%	3/1/2031	46,563
Life Time Inc (a)	25,000	6.000%	11/15/2031	25,344
MGM Resorts International	35,000	5.500%	4/15/2027	35,350
Prime Security Services Borrower LLC / Prime Finance Inc (a)	40,000	6.250%	1/15/2028	40,200
QXO Building Products Inc (a)	30,000	6.750%	4/30/2032	31,163
Royal Caribbean Cruises Ltd (a)	40,000	5.625%	9/30/2031	40,875
SeaWorld Parks & Entertainment Inc (a)	35,000	5.250%	8/15/2029	34,519
Service Corp International/US	50,000	3.375%	8/15/2030	46,375
Six Flags Entertainment Corp(a)	35,000	6.625%	5/1/2032	35,744
Thor Industries Inc (a)	35,000	4.000%	10/15/2029	33,250

Obra Defensive High Yield ETF
Schedule of Investments (unaudited) (continued)
As of September 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Consumer Discretionary (continued)
United Airlines Inc (a)	$40,000	4.625%	4/15/2029	$39,438
Victoria’s Secret & Co (a)	30,000	4.625%	7/15/2029	28,763
Voyager Parent LLC (a)	25,000	9.250%	7/1/2032	26,531
Wyndham Hotels & Resorts Inc (a)	40,000	4.375%	8/15/2028	39,150
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp (a)	40,000	5.250%	5/15/2027	40,150
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp (a)	40,000	7.125%	2/15/2031	43,100
Yum! Brands Inc	25,000	4.625%	1/31/2032	24,500
				1,460,405
Consumer Staples - 5.57%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC (a)	35,000	4.625%	1/15/2027	34,913
B&G Foods Inc (a)	25,000	8.000%	9/15/2028	24,250
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC (a)	50,000	4.750%	1/15/2029	48,875
Darling Ingredients Inc (a)	35,000	5.250%	4/15/2027	34,978
Energizer Holdings Inc (a)	50,000	4.750%	6/15/2028	49,125
Froneri Lux FinCo SARL (a)	30,000	6.000%	8/1/2032	30,075
Perrigo Finance Unlimited Co	40,000	4.900%	6/15/2030	39,136
Post Holdings Inc (a)	25,000	4.625%	4/15/2030	24,094
				285,446
Energy - 2.64%
CNX Resources Corp (a)	35,000	7.250%	3/1/2032	36,268
DT Midstream Inc (a)	50,000	4.375%	6/15/2031	48,438
SM Energy Co (a)	25,000	7.000%	8/1/2032	25,063
Targa Resources Partners Finance Corp	25,000	5.500%	3/1/2030	25,454
				135,223
Financials - 11.07%
Acrisure LLC / Acrisure Finance Inc (a)	35,000	7.500%	11/6/2030	36,487
AmWINS Group Inc (a)	30,000	6.375%	2/15/2029	30,637
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp (a)	25,000	7.000%	4/15/2030	25,406
Blackstone Mortgage Trust Inc (a)	25,000	7.750%	12/1/2029	26,411
Cushman & Wakefield US Borrower LLC (a)	40,000	6.750%	5/15/2028	40,450
GLP Capital LP / GLP Financing II Inc	25,000	5.300%	1/15/2029	25,454
Icahn Enterprises LP / Icahn Enterprises Finance Corp	35,000	4.375%	2/1/2029	30,187
Iron Mountain Inc (a)	50,000	5.000%	7/15/2028	49,875
Jane Street Group / JSG Finance Inc (a)	30,000	7.125%	4/30/2031	31,538
Navient Corp	50,000	5.500%	3/15/2029	49,250
OneMain Finance Corp	25,000	7.500%	5/15/2031	26,125
OneMain Finance Corp	10,000	7.125%	3/15/2026	10,113
Panther Escrow Issuer LLC (a)	40,000	7.125%	6/1/2031	41,750
RHP Hotel Properties LP / RHP Finance Corp	50,000	4.750%	10/15/2027	49,750
RLJ Lodging Trust LP (a)	35,000	3.750%	7/1/2026	34,650
SBA Communications Corp	35,000	3.875%	2/15/2027	34,563
VICI Properties LP / VICI Note Co Inc (a)	25,000	4.625%	12/1/2029	24,821
				567,467

Obra Defensive High Yield ETF
Schedule of Investments (unaudited) (continued)
As of September 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Health Care - 6.85%
Acadia Healthcare Co Inc (a)	$40,000	5.000%	4/15/2029	$39,300
DaVita Inc (a)	50,000	4.625%	6/1/2030	48,125
Elanco Animal Health Inc	25,000	6.650%	8/28/2028	25,987
Encompass Health Corp	40,000	4.500%	2/1/2028	39,800
IQVIA Inc (a)	25,000	5.000%	10/15/2026	25,016
Select Medical Corp (a)	40,000	6.250%	12/1/2032	40,050
Sotera Health Holdings LLC (a)	40,000	7.375%	6/1/2031	42,050
Tenet Healthcare Corp	50,000	4.250%	6/1/2029	49,000
Teva Pharmaceutical Finance Netherlands III BV	40,000	6.750%	3/1/2028	41,550
				350,878
Industrials - 12.56%
Albion Financing 1 SARL / Aggreko Holdings Inc (a)	35,000	7.000%	5/21/2030	36,400
Allison Transmission Inc (a)	50,000	3.750%	1/30/2031	46,500
APi Group DE Inc (a)	40,000	4.750%	10/15/2029	39,350
Bombardier Inc (a)	35,000	7.500%	2/1/2029	36,575
Chart Industries Inc (a)	40,000	7.500%	1/1/2030	41,750
Clean Harbors Inc (a)	50,000	5.125%	7/15/2029	49,812
Genesee & Wyoming Inc (a)	40,000	6.250%	4/15/2032	40,700
Herc Holdings Inc (a)	30,000	7.000%	6/15/2030	31,163
Rand Parent LLC (a)	25,000	8.500%	2/15/2030	26,031
Resideo Funding Inc (a)	50,000	4.000%	9/1/2029	47,878
Sensata Technologies BV (a)	35,000	5.875%	9/1/2030	35,145
Terex Corp (a)	50,000	5.000%	5/15/2029	49,313
TransDigm Inc (a)	50,000	6.625%	3/1/2032	51,531
United Rentals North America Inc	35,000	5.250%	1/15/2030	35,306
WESCO Distribution Inc (a)	35,000	7.250%	6/15/2028	35,525
XPO Inc (a)	40,000	6.250%	6/1/2028	40,850
				643,829
Materials - 12.03%
Advanced Drainage Systems Inc	50,000	6.375%	6/15/2030	51,062
Ashland Inc	50,000	3.375%	9/1/2031	44,375
Avient Corp	25,000	7.125%	8/1/2030	25,750
Ball Corp	50,000	3.125%	9/15/2031	45,438
Cascades Inc/Cascades USA Inc	35,000	5.375%	1/15/2028	34,650
Cleveland-Cliffs Inc	25,000	6.750%	4/15/2030	25,438
Clydesdale Acquisition Holdings Inc	25,000	6.750%	4/15/2032	25,750
Crown Americas LLC	25,000	5.875%	6/1/2033	25,281
Fortescue Treasury Pty Ltd	40,000	6.125%	4/15/2032	41,303
Graphic Packaging International LLC	40,000	3.500%	3/15/2028	38,800
INEOS Finance PLC	35,000	7.500%	4/15/2029	34,888
Magnera Corp	30,000	7.250%	11/15/2031	28,275
Owens-Brockway Glass Container Inc	35,000	7.250%	5/15/2031	35,700
Quikrete Holdings Inc	35,000	6.750%	3/1/2033	36,356
Sealed Air Corp	35,000	6.875%	7/15/2033	38,194
Smyrna Ready Mix Concrete LLC	35,000	8.875%	11/15/2031	36,969
Standard Industries Inc/NY	50,000	4.375%	7/15/2030	48,000
				616,229

Obra Defensive High Yield ETF
Schedule of Investments (unaudited) (continued)
As of September 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Technology - 5.47%
Amkor Technology Inc	$25,000	6.625%	9/15/2027	$25,031
Coherent Corp	35,000	5.000%	12/15/2029	34,541
Entegris Inc	40,000	3.625%	5/1/2029	38,100
Fortress Intermediate 3 Inc	25,000	7.500%	6/1/2031	26,219
Gen Digital Inc	35,000	7.125%	9/30/2030	36,225
Open Text Corp	35,000	3.875%	12/1/2029	33,075
Playtika Holding Corp	50,000	4.250%	3/15/2029	45,781
SS&C Technologies Inc	35,000	6.500%	6/1/2032	36,225
Western Digital Corp	5,000	4.750%	2/15/2026	5,025
				280,222
Utilities - 3.95%
Calpine Corp	40,000	4.500%	2/15/2028	40,000
Lightning Power LLC	30,000	7.250%	8/15/2032	31,875
NRG Energy Inc	50,000	3.375%	2/15/2029	47,339
Suburban Propane Partners LP/Suburban Energy Finance Corp	35,000	5.000%	6/1/2031	33,337
Vistra Operations Co LLC	50,000	5.000%	7/31/2027	49,969
				202,520
Total Corporate Bonds (Cost $4,903,279)				4,919,506

Short-Term Investment - 2.71%			Shares
Goldman Sachs Financial Square Government Fund, 4.02% (b) (Cost $138,719)			138,719	138,719

Investments, at Value (Cost $5,041,998) - 98.71%				$5,058,225
Other Assets Less Liabilities - 1.29%				66,016
Net Assets - 100.00%				$5,124,241

(a)	Securities are sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended September 30, 2025 is $3,986,762 which represents 77.80% of net assets.
(b)	Represents 7-day effective SEC yield as of September 30, 2025.

Obra High Grade Structured Products ETF
Schedule of Investments (unaudited)
As of September 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Asset-Backed Securities - 21.65%
Consolidated Communications LLC	$300,000	6.000%	5/20/2055	$307,867
Goodleap Sustainable Home Solutions Trust 2023-4	415,546	6.480%	3/20/2057	408,696
GRACIE POINT INTERNATIONAL FUNDING 2023-2	630,000	8.356%	3/1/2027	632,839
Gracie Point International Funding 2024-1 LLC	400,000	7.855%	3/1/2028	398,597
Gracie Point International Funding 2024-1 LLC	250,000	6.455%	3/1/2028	248,598
Hotwire Funding LLC	750,000	5.687%	5/20/2053	762,465
Kobalt Music Assets LP	500,000	6.625%	4/7/2064	506,202
LFS 2023A LLC	555,447	7.173%	7/15/2035	558,697
MCA Fund Holding LLC	54,094	3.250%	11/15/2035	53,646
NALP Business Loan Trust 2024-1	362,096	6.490%	12/27/2049	361,092
Newtek Small Business Loan Trust 2021-1	265,255	7.000%	12/25/2048	265,113
Pagaya AI Debt Grantor Trust 2024-10	309,763	6.429%	6/15/2032	313,656
Pagaya AI Debt Grantor Trust 2024-5	60,140	7.270%	10/15/2031	61,187
Pagaya AI Debt Grantor Trust 2024-5	87,120	6.601%	10/15/2031	88,777
Pagaya AI Debt Grantor Trust 2025-2	249,974	6.053%	10/15/2032	251,652
Pagaya AI Debt Trust 2024-1	176,746	7.109%	7/15/2031	179,755
Pagaya AI Debt Trust 2024-1	61,504	6.660%	7/15/2031	62,160
PEAR 2021-1 LLC	99,513	2.600%	1/15/2034	98,996
PEAR 2023-1 LLC	164,024	7.420%	7/15/2035	167,022
Santander Bank Auto Credit-Linked Notes Series 2023-A	19,798	6.736%	6/15/2033	19,849
Santander Bank Auto Credit-Linked Notes Series 2023-A	49,494	6.493%	6/15/2033	49,333
Sunnova Helios XIII Issuer LLC	358,575	6.000%	2/20/2051	291,176
Sunrun Artemis Issuer 2024-2 LLC	195,935	6.250%	7/30/2059	200,019
Zayo Issuer LLC	100,000	5.953%	6/20/2055	103,022
Total Asset-Backed Securities (Cost $6,390,215)				6,390,416

Collateralized Loan Obligations - 22.30%
AGL CLO 30 Ltd	750,000	6.625%	4/21/2037	755,207
Antares CLO 2021-1 Ltd	665,760	8.480%	7/25/2033	665,760
Bain Capital Credit CLO 2020-3 Ltd	38,000	7.419%	10/23/2034	37,820
BlackRock Shasta CLO XIII LLC	500,000	7.368%	7/15/2036	503,516
Cifc Funding 2023-III Ltd	500,000	6.975%	1/20/2037	503,625
Elmwood CLO 28 Ltd	250,000	7.622%	4/17/2037	250,964
Golub Capital Partners CLO 71 M	250,000	7.476%	2/9/2037	251,340
Golub Capital Partners Short Duration 2022-1	250,000	7.068%	7/25/2033	250,430
Ivy Hill Middle Market Credit Fund XX Ltd	250,000	7.083%	7/19/2037	252,296
Ivy Hill Middle Market Credit Fund XXII Ltd	250,000	7.575%	4/20/2036	251,639
Madison Park Funding LXI Ltd	645,000	7.225%	1/20/2037	651,003
MidOcean Credit CLO XVII Ltd	250,000	7.325%	1/20/2038	252,673
Mountain View CLO XVI Ltd	20,000	8.508%	4/15/2034	20,167
Obra CLO 1 Ltd	300,000	7.725%	1/20/2038	305,986
OCP Aegis CLO 2023-29 Ltd	500,000	6.875%	1/20/2036	501,204
OCP Aegis CLO 2024-39 Ltd	250,000	7.118%	1/16/2037	250,628
OHA Loan Funding 2013-1 Ltd	250,000	8.819%	4/23/2037	250,896
Palmer Square CLO 2022-3 Ltd	76,000	7.275%	7/20/2037	76,572
Parallel 2020-1 Ltd	296,000	6.437%	7/20/2034	296,660
Rad CLO 19 Ltd	200,000	7.675%	3/20/2038	204,086
Regatta VII Funding Ltd	50,000	7.315%	6/20/2034	50,000
Total Collateralized Loan Obligations (Cost $6,546,717)				6,582,472

Obra High Grade Structured Products ETF
Schedule of Investments (unaudited) (continued)
As of September 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligation - 26.80%
AGL CLO 9 LTD	$125,000	7.875%	4/20/2037	$125,633
Antares CLO 2021-1 Ltd	500,000	0.000%	10/25/2038	501,675
Balboa Bay Loan Funding 2023-1 Ltd	250,000	8.575%	4/20/2036	251,222
BHMS Commercial Mortgage Trust 2025-ATLS	600,000	7.450%	8/15/2042	600,690
BHMS Commercial Mortgage Trust 2025-ATLS	300,000	6.700%	8/15/2042	300,363
BSPRT 2025-FL12 Issuer LLC	250,000	6.297%	1/17/2043	249,653
BX Commercial Mortgage Trust 2025-BCAT	239,571	6.050%	8/15/2042	240,345
BX Commercial Mortgage Trust 2025-COPT	250,000	7.400%	8/15/2042	250,262
BX Commercial Mortgage Trust 2025-COPT	400,000	6.650%	8/15/2042	400,418
Gracie Point International Funding 2025-1 LLC	700,000	7.104%	8/15/2028	701,495
Ivy Hill Middle Market Credit Fund IX Ltd	650,000	5.965%	7/23/2037	649,391
Lmrk Issuer Co 2 LLC	300,000	5.520%	9/15/2055	301,041
Madison Park Funding LXII Ltd	125,000	6.323%	7/16/2038	126,145
MidOcean Credit CLO XII Ltd	125,000	6.079%	7/18/2038	125,630
MILE Trust 2025-STNE	100,000	6.250%	7/15/2042	100,105
Navesink Clo 3 Ltd	250,000	6.624%	7/15/2037	250,885
Navesink Clo 4 Ltd	125,000	0.000%	10/15/2037	125,000
Obra CLO 2 Ltd	600,000	8.520%	7/20/2038	602,022
Pagaya AI Debt Trust 2025-4	750,000	6.146%	1/17/2033	763,683
Sequoia Mortgage Trust 2025-6	334,946	6.000%	7/25/2055	340,493
TPG CLO 2025-1 Ltd	400,000	7.498%	7/15/2038	404,600
VERTICAL BRIDGE CC LLC	250,000	7.446%	8/16/2055	249,253
VERTICAL BRIDGE CC LLC	250,000	5.602%	8/16/2055	249,068
Total Collateralized Mortgage Obligation (Cost $7,871,075)				7,909,072

Commercial Mortgage-Backed Securities - 15.59%
BAHA Trust 2024-MAR	250,000	7.069%	12/10/2041	261,128
BX Trust 2024-VLT4	200,000	6.091%	6/15/2041	200,335
BX Trust 2025-LUNR	286,676	6.150%	6/15/2040	287,577
BX Trust 2025-VLT6	200,000	6.342%	3/15/2042	199,901
BXMT 2025-FL5 Ltd	200,000	7.081%	10/18/2042	198,123
Cali 2024-Sun	250,000	7.007%	7/15/2041	250,922
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	250,000	6.750%	12/15/2039	250,436
FS Trust 2024-HULA	200,000	7.090%	8/15/2039	200,467
GWT 2024-WLF2	750,000	6.590%	5/15/2041	753,695
HLTN Commercial Mortgage Trust 2024-DPLO	550,000	6.690%	6/15/2041	551,641
INTOWN 2025-STAY Mortgage Trust	250,000	6.400%	3/15/2042	249,657
MF1 2025-FL19 LLC	400,000	6.977%	5/18/2042	401,158
MF1 2025-FL19 LLC	100,000	6.477%	5/18/2042	100,325
NYCT Trust 2024-3ELV	250,000	6.990%	8/15/2029	248,418
PFP 2025-12 Ltd	300,000	6.178%	12/18/2042	300,011
SWCH Commercial Mortgage Trust 2025-DATA	150,000	6.791%	2/15/2042	149,343
Total Commercial Mortgage-Backed Securities (Cost $4,580,663)				4,603,137

Mortgage-Backed Securities - 12.92%
Angel Oak Mortgage Trust 2024-4	172,707	6.398%	1/25/2069	178,089
Citigroup Mortgage Loan Trust 2025-3 Trust	228,733	6.000%	6/25/2055	232,664
GS Mortgage-Backed Securities Trust 2025-PJ5	233,438	6.000%	10/25/2055	237,889
JP Morgan Mortgage Trust Series 2024-4	247,894	6.500%	10/25/2054	250,577
JP Morgan Mortgage Trust Series 2024-4	184,867	6.500%	10/25/2054	185,854
JP Morgan Mortgage Trust Series 2024-NQM1	100,000	6.414%	2/25/2064	101,662
JP Morgan Mortgage Trust Series 2025-NQM2	481,837	5.567%	9/25/2065	487,879

Obra High Grade Structured Products ETF
Schedule of Investments (unaudited) (continued)
As of September 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities (continued)
OBX 2023-NQM6 Trust	$79,974	6.975%	7/25/2063	$80,933
Provident Funding Mortgage Trust 2025-2	127,608	6.000%	6/25/2055	129,801
Radian Mortgage Capital Trust 2025-J2	621,920	6.000%	11/25/2055	632,610
Sequoia Mortgage Trust 2025-8	465,684	6.000%	6/25/2055	473,688
Verus Securitization Trust 2023-3	55,247	6.438%	3/25/2068	55,204
Verus Securitization Trust 2023-5	321,782	6.759%	6/25/2068	327,744
Verus Securitization Trust 2023-INV2	276,769	7.079%	8/25/2068	280,427
Verus Securitization Trust 2024-3	154,629	6.845%	4/25/2069	157,411
Total Mortgage-Backed Securities (Cost $3,753,138)				3,812,432

Short-Term Investment - 3.10%			Shares
Goldman Sachs Financial Square Government Fund, 4.02% (b) (Cost $914,088)			914,088	914,088

Investments, at Value (Cost $30,055,896) - 102.36%				$30,211,617
Liabilities in Excess of Other Assets - (2.36)%				(697,886)
Net Assets - 100.00%				$29,513,731

(a)	All the securities, except the short-term investment, are sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended September 30, 2025 is $29,297,529 which represents 99.27% of net assets.
(b)	Represents 7-day effective SEC yield as of September 30, 2025.

Obra Opportunistic Structured Products ETF
Schedule of Investments (unaudited)
As of September 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Asset-Backed Securities - 15.15%
Kobalt Music Assets LP	$500,000	6.625%	4/7/2064	$506,202
GRACIE POINT INTERNATIONAL FUNDING 2023-2	500,000	8.356%	3/1/2027	502,253
Gracie Point International Funding 2024-1 LLC	148,000	7.855%	3/1/2028	147,481
Gracie Point International Funding 2024-1 LLC	730,000	11.505%	3/1/2028	728,807
Hotwire Funding LLC	625,000	7.002%	5/20/2053	640,691
LFS 2023A LLC	190,439	7.173%	7/15/2035	191,553
Marlette Funding Trust 2023-4	750,000	8.150%	12/15/2033	777,562
Pagaya AI Debt Selection Trust 2021-HG1	3,051	1.220%	1/16/2029	3,047
Pagaya AI Debt Grantor Trust 2024-10	464,645	6.429%	6/15/2032	470,484
PEAR 2023-1 LLC	615,090	7.420%	7/15/2035	626,333
Pear 2024-1 LLC	290,772	6.950%	2/15/2036	295,023
Research-Driven Pagaya Motor Asset Trust 2025-1	100,000	6.380%	6/27/2033	101,220
Uniti Fiber Abs Issuer Llc	250,000	6.369%	4/20/2055	257,693
Westgate Resorts 2023-1 LLC	190,241	7.490%	12/20/2037	191,423
Zayo Issuer LLC	100,000	5.953%	6/20/2055	103,022
Total Asset-Backed Securities (Cost $5,483,638)				5,542,794

Collateralized Loan Obligations - 32.74%
AGL CLO 30 Ltd	350,000	7.775%	4/21/2037	351,401
Allegro Clo VIII-S Ltd	500,000	6.168%	10/15/2037	501,776
Antares CLO 2021-1 Ltd	375,000	7.330%	7/25/2033	375,000
Antares CLO 2021-1 Ltd	500,000	8.480%	7/25/2033	500,000
Ballyrock CLO 22 Ltd	250,000	7.818%	4/15/2037	251,241
Bain Capital Credit CLO 2020-3 Ltd	76,000	7.419%	10/23/2034	75,641
Bain Capital Credit CLO 2022-5 Ltd	375,000	8.569%	1/24/2037	377,784
Bain Capital Credit CLO 2022-6 Ltd	500,000	7.332%	1/22/2038	504,151
Bain Capital CLO 2024-1 Ltd	500,000	8.168%	4/16/2037	502,571
CBAM 2017-3 Ltd	440,000	8.084%	7/17/2034	442,760
Crown City CLO IV	350,000	8.825%	4/20/2037	352,636
Clover CLO 2018-1 LLC	500,000	6.775%	4/20/2037	503,738
Elmwood CLO 28 Ltd	250,000	10.322%	4/17/2037	253,926
Fortress Credit BSL XVI Ltd	250,000	8.575%	10/20/2035	251,288
Harvest US CLO 2024-3 Ltd	250,000	6.429%	1/18/2038	251,116
Magnetite Xlii Ltd	750,000	8.268%	1/25/2038	752,916
MidOcean Credit CLO XVII Ltd	500,000	8.475%	1/20/2038	502,205
Mountain View CLO XVI Ltd	40,000	8.508%	4/15/2034	40,335
Neuberger Berman Loan Advisers Clo 58 Ltd	500,000	7.229%	10/18/2038	500,251
OHA Credit Funding 17 Ltd	375,000	7.625%	4/20/2037	376,502
Obra CLO 1 Ltd	500,000	8.259%	1/20/2038	506,204
Obra CLO 1 Ltd	600,000	11.075%	1/20/2038	612,282
Obra CLO 2 Ltd	750,000	10.770%	7/20/2038	764,665
OCP Aegis CLO 2024-39 Ltd	250,000	7.118%	1/16/2037	250,628
OCP Aegis CLO 2024-39 Ltd	250,000	9.818%	1/16/2037	249,261
OHA Loan Funding 2013-1 Ltd	250,000	8.819%	4/23/2037	250,896
Palmer Square CLO 2022-3 Ltd	152,000	7.275%	7/20/2037	153,145
Palmer Square CLO 2022-4 Ltd	250,000	6.225%	10/20/2037	251,399
Rad CLO 19 Ltd	400,000	7.675%	3/20/2038	408,172
Regatta VII Funding Ltd	100,000	7.315%	6/20/2034	100,000
Texas Debt Capital CLO 2024-I Ltd	375,000	7.882%	4/22/2037	375,724
Verus Securitization Trust 2023-4	380,000	7.399%	5/25/2068	390,106
Total Collateralized Loan Obligations (Cost $11,901,088)				11,979,720

Obra Opportunistic Structured Products ETF
Schedule of Investments (unaudited) (continued)
As of September 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligation - 27.26%
AB BSL CLO 6 Ltd	$150,000	10.272%	7/20/2037	$151,521
AGL CLO 9 LTD	500,000	7.875%	4/20/2037	502,532
Antares CLO 2021-1 Ltd	375,000	0.000%	10/25/2038	377,513
Antares CLO 2021-1 Ltd	500,000	0.000%	10/25/2038	501,675
1301 Trust 2025-AOA	250,000	6.430%	8/11/2042	250,947
BHMS Commercial Mortgage Trust 2025-ATLS	750,000	7.450%	8/15/2042	750,863
Balboa Bay Loan Funding 2023-1 Ltd	250,000	8.575%	4/20/2036	251,222
BSPRT 2025-FL12 Issuer LLC	250,000	6.297%	1/17/2043	249,653
BSPRT 2025-FL12 Issuer LLC	200,000	6.796%	1/17/2043	199,753
BX Commercial Mortgage Trust 2025-COPT	250,000	6.650%	8/15/2042	250,262
BX Commercial Mortgage Trust 2025-COPT	400,000	7.400%	8/15/2042	400,419
Gracie Point International Funding 2025-1 LLC	750,000	8.854%	8/15/2028	751,572
GS Mortgage-Backed Securities Trust 2025-PJ7	475,287	6.000%	12/25/2055	483,753
KKR CLO 49 Ltd	250,000	7.625%	10/20/2037	252,019
Lmrk Issuer Co 2 LLC	300,000	6.200%	9/15/2055	301,609
Madison Park Funding LXII Ltd	250,000	6.323%	7/16/2038	252,291
MidOcean Credit CLO XII Ltd	250,000	10.829%	7/18/2038	252,499
Midocean Credit Clo XXI	125,000	0.000%	10/20/2038	125,000
Navesink Clo 4 Ltd	250,000	0.000%	10/15/2037	250,000
Obra CLO 2 Ltd	650,000	8.520%	7/20/2038	652,190
OCP CLO 2023-27 Ltd	250,000	9.241%	7/15/2038	248,230
Pagaya AI Debt Trust 2025-4	750,000	6.572%	1/17/2033	766,174
Sculptor CLO XXX Ltd	550,000	7.867%	7/20/2038	561,397
Sequoia Mortgage Trust 2025-6	334,946	6.000%	7/25/2055	340,493
TPG CLO 2025-1 Ltd	400,000	7.498%	7/15/2038	404,600
VERTICAL BRIDGE CC LLC	450,000	7.446%	8/16/2055	448,655
Total Collateralized Mortgage Obligation (Cost $9,912,982)				9,976,842

Commercial Mortgage-Backed Securities - 22.44%
BFLD Commercial Mortgage Trust 2024-UNIV	500,000	6.841%	11/15/2041	502,174
BX Trust 2021-ARIA	800,000	6.509%	10/15/2036	801,480
BX Trust 2021-ARIA	750,000	6.858%	10/15/2036	751,847
BX Commercial Mortgage Trust 2024-GPA2	500,000	6.741%	11/15/2041	490,268
BXMT 2025-FL5 Ltd	200,000	7.081%	10/18/2042	198,123
Cali 2024-Sun	250,000	7.844%	7/15/2041	251,392
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	250,000	6.300%	12/15/2039	250,437
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU	750,000	6.750%	12/15/2039	751,310
FS Trust 2024-HULA	100,000	7.090%	8/15/2039	100,234
FS Trust 2024-HULA	100,000	7.589%	8/15/2039	100,229
GWT 2024-WLF2	500,000	7.090%	5/15/2041	503,089
Great Wolf Trust 2024-WOLF	400,000	7.040%	3/15/2039	402,515
HLTN Commercial Mortgage Trust 2024-DPLO	700,000	6.690%	6/15/2041	702,089
HLTN Commercial Mortgage Trust 2024-DPLO	250,000	7.489%	6/15/2041	251,393
JW Trust 2024-BERY	500,000	6.392%	11/15/2039	501,465
MF1 2025-FL19 LLC	250,000	6.977%	5/18/2042	250,724
MF1 2025-FL19 LLC	250,000	7.576%	5/18/2042	250,152
NYCT Trust 2024-3ELV	250,000	7.988%	8/15/2029	250,139
PGA Trust 2024-RSR2	250,000	6.940%	6/15/2039	250,150
PGA Trust 2024-RSR2	250,000	8.038%	6/15/2039	251,314
SWCH Commercial Mortgage Trust 2025-DATA	150,000	6.791%	2/15/2042	149,343
INTOWN 2025-STAY Mortgage Trust	250,000	7.000%	3/15/2042	249,859
Total Commercial Mortgage-Backed Securities (Cost $8,179,337)				8,209,726

Obra Opportunistic Structured Products ETF
Schedule of Investments (unaudited) (continued)
As of September 30, 2025
	Principal	Interest Rate	Maturity Date	Value
Mortgage-Backed Securities - 4.75%
ACHM Trust 2023-HE1	$500,000	7.000%	11/25/2037	$518,903
Angel Oak Mortgage Trust 2024-4	172,707	6.398%	1/25/2069	178,089
JP Morgan Mortgage Trust Series 2024-NQM1	400,000	6.414%	2/25/2064	406,649
Provident Funding Mortgage Trust 2025-2	159,510	6.000%	6/25/2055	162,251
Sequoia Mortgage Trust 2025-8	465,684	6.000%	6/25/2055	473,688
Total Mortgage-Backed Securities (Cost $1,691,415)				1,739,580

Short-Term Investment - 1.48%			Shares
Goldman Sachs Financial Square Government Fund, 4.02% (b) (Cost $540,475)			540,475	540,475

Investments, at Value (Cost $37,708,935) - 103.82%				$37,989,137
Liabilities in Excess of Other Assets - (3.82)%				(1,396,409)
Net Assets - 100.00%				$36,592,728

(a)	All the securities, except the short-term investment, are sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended September 30, 2025 is $37,448,662 which represents 102.34% of net assets.
(b)	Represents 7-day effective SEC yield as of September 30, 2025.

Statement of Assets and Liabilities (unaudited)
As of September 30, 2025
	Obra Defensive High Yield ETF	Obra High Grade Structured Products ETF	Obra Opportunistic Structured Products ETF
Assets:
Investments, at value	$5,058,225	$30,211,617	$37,989,137
Interest	70,363	207,213	339,597
Due from Advisor	21,745	7,228	2,715
Prepaid expenses	—	1,072	1,415
Total assets	5,150,333	30,427,130	38,332,864
Liabilities:
Payables:
Investments purchased	—	874,375	1,698,875
Accrued expenses:
Professional fees	10,159	24,504	25,896
Trustee fees and meeting expenses	795	4,380	3,888
Operational expenses	14,741	9,709	11,013
Other expenses	397	431	464
Total liabilities	26,092	913,399	1,740,136
Total Net Assets	$5,124,241	$29,513,731	$36,592,728
Net Assets Consist of:
Paid in capital	$5,100,192	$29,325,907	$36,368,546
Accumulated earnings	24,049	187,824	224,182
Total Net Assets	$5,124,241	$29,513,731	$36,592,728
ETF Shares Outstanding, no par value
(unlimited authorized shares)	510,000	2,930,000	3,610,000
Net Asset Value, Per Share	$10.05	$10.07	$10.14
Investments, at cost	$5,041,998	$30,055,896	$37,708,935

Statement of Operations (unaudited)
For the fiscal period ended September 30, 2025
	Obra Defensive High Yield ETF	Obra High Grade Structured Products ETF	Obra Opportunistic Structured Products ETF
Investment Income:
Interest	$85,402	$928,838	$1,243,753
Total Investment Income	85,402	928,838	1,243,753
Expenses:
Advisory fees	6,519	89,173	108,817
Administration fees	8,463	16,287	16,387
Professional fees	12,648	19,632	19,626
Custody fees	2,325	4,575	4,575
Distribution fees	4,836	10,635	11,938
Compliance fees	15,534	34,112	32,323
Fund Accounting Fee	7,291	15,506	15,818
Transfer agent fees	4,901	9,126	9,282
Shareholder fulfillment fees	930	1,281	1,265
Trustee fees and meeting expenses	2,325	4,392	3,900
Security pricing fees	9,138	28,990	31,246
Insurance fees	1,023	2,013	1,691
Registration and filing expenses	465	1,817	2,555
Other expenses	1,117	2,196	2,196
Total Expenses	77,515	239,735	261,619
Fees waived by Advisor	(6,519)	(89,173)	(106,166)
Fees reimbursed by Advisor	(61,869)	(23,172)	—
Net Expenses	9,127	127,390	155,453
Net Investment Income	76,275	801,448	1,088,300
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	1,563	11,483	9,075
Net change in unrealized appreciation on:
Investment transactions	16,227	116,766	117,503
Net Realized and Unrealized Gain (Loss) on Investments	17,790	128,249	126,578
Net Increase in Net Assets Resulting from Operations	$94,065	$929,697	$1,214,878

Statements of Changes in Net Assets
	Obra Defensive High Yield ETF	Obra High Grade Structured Products ETF		Obra Opportunistic Structured Products ETF
For the fiscal periods ended	Sep-30-2025 (unaudited)	Sep-30-2025 (unaudited)	Mar-31-2025	Sep-30-2025 (unaudited)	Mar-31-2025
Operations:
Net investment income	$76,275	$801,448	$1,582,292	$1,088,300	$1,323,390
Net realized gain from investment transactions	1,563	11,483	22,507	9,075	32,436
Net change in unrealized appreciation on investments	16,227	116,766	163,435	117,503	162,698
Net Increase in Net Assets Resulting from Operations	94,065	929,697	1,768,234	1,214,878	1,518,524
Distributions to Shareholders:
Distributable Earnings	(70,016)	(811,474)	(1,574,153)	(1,153,394)	(1,365,280)
Net Decrease in Net Assets Resulting from Distributions	(70,016)	(811,474)	(1,574,153)	(1,153,394)	(1,365,280)
Capital Share Transactions:
Shares sold	5,100,192	3,494,878	26,102,954	6,208,317	30,058,569
Shares repurchased	—	(403,646)	—	—	—
Variable fees	—	5,836	1,405	65,438	45,676
Net Increase in Net Assets Resulting from Capital Share Transactions	5,100,192	3,097,068	26,104,359	6,273,755	30,104,245

Net Increase in Net Assets	5,124,241	3,215,291	26,298,440	6,335,239	30,257,489
Net Assets:
Beginning of Period	—	26,298,440	—	30,257,489	—
End of Period	$5,124,241	$29,513,731	$26,298,440	$36,592,728	$30,257,489
Share Information:
Shares sold	510,000	360,000	2,610,000	620,000	2,990,000
Shares repurchased	—	(40,000)	—	—	—
Net Increase in Capital Shares	510,000	320,000	2,610,000	620,000	2,990,000

Obra Defensive High Yield ETF
Financial Highlights (unaudited)
	September 30,
For a share outstanding during the period ended	2025(a)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (b)	0.15
Net realized and unrealized gain (loss) on investments	0.04
Total from Investment Operations	0.19
Less Distributions From:
Net investment income	(0.14)
Total Distributions	(0.14)
Net Asset Value, End of Period	$10.05
Total Return	1.86	%(d)
Net Assets, End of Period (in thousands)	$5,124
Ratios of:
Gross Expenses to Average Net Assets	5.94	%(c)
Net Expenses to Average Net Assets	0.70	%(c)
Net Investment Income (Loss) to Average Net Assets	5.85	%(c)
Portfolio turnover rate	4.24	%(d)
(a)	Obra Defensive High Yield ETF commenced operations on June 27, 2025.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

Obra High Grade Structured Products ETF
Financial Highlights
	September 30,		March 31,
For a share outstanding during the period ended	2025(a)		2025
Net Asset Value, Beginning of Period	$10.08		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (b)	0.29		0.61
Net realized and unrealized gain (loss) on investments	(0.01)		0.08
Total from Investment Operations	0.28		0.69
Less Distributions From:
Net investment income	(0.29)		(0.61)
Total Distributions	(0.29)		(0.61)
Net Asset Value, End of Period	$10.07		$10.08
Total Return	2.87	%(d)	6.98	%(d)
Net Assets, End of Period (in thousands)	$29,514		$26,298
Ratios of:
Gross Expenses to Average Net Assets	1.69	%(c)	1.59	%(c)
Net Expenses to Average Net Assets	0.90	%(c)	0.90	%(c)
Net Investment Income (Loss) to Average Net Assets	5.66	%(c)	6.17	%(c)
Portfolio turnover rate	39.12	%(d)	41.96	%(d)
(a)	Unaudited
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

Obra Opportunistic Structured Products ETF
Financial Highlights
	September 30,		March 31,
For a share outstanding during the period ended	2025(a)		2025
Net Asset Value, Beginning of Period	$10.08		$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (b)	0.32		0.61
Net realized and unrealized gain (loss) on investments	0.08		0.08
Total from Investment Operations	0.40		0.69
Less Distributions From:
Net investment income	(0.34)		(0.61)
Total Distributions	(0.34)		(0.61)
Net Asset Value, End of Period	$10.14		$10.08
Total Return	3.55	%(d)	6.98	%(d)
Net Assets, End of Period (in thousands)	$36,593		$26,298
Ratios of:
Gross Expenses to Average Net Assets	1.51	%(c)	1.59	%(c)
Net Expenses to Average Net Assets	0.90	%(c)	0.90	%(c)
Net Investment Income to Average Net Assets	6.29	%(c)	6.17	%(c)
Portfolio turnover rate	24.85	%(d)	41.96	%(d)
(a)	Unaudited
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized

Notes to Financial Statements (unaudited)

As of September 30, 2025

1.	Organization and Significant Accounting Policies

The Obra Defensive High Yield ETF, Obra High Grade Structured Products ETF, and Obra Opportunistic Structured Products ETF, are actively managed exchange-traded funds (the “Obra ETFs”), each is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Obra Defensive High Yield ETF commenced operations on June 27, 2025. The investment object of the Obra Defensive High Yield ETF is to seek to provide current income with an emphasis on principal preservation. The Obra Defense High Yield ETF seeks to achieve its investment objective by investing primarily in high yield corporate bonds.

The Obra High Grade Structured Products ETF commenced operations on April 9, 2024. The investment objective of the Obra High Grade Structured Products ETF is to seek income and capital preservation. The Obra High Grade Structured Products ETF seeks to achieve its investment objective by investing primarily in high grade (investment grade) securitized asset instruments, which are also referred to as “structured products.”

The Obra Opportunistic Structured Products ETF commenced operations on April 9, 2024. The investment objective of the Obra Opportunistic Structured Products ETF is to seek income and capital preservation. The Obra Opportunistic Structured Products ETF seeks to achieve its investment objective by investing primarily in securitized asset instruments, which are also referred to as “structured products.” Structured products are pre-packaged investments that normally include assets linked to interest or one or more derivatives, which may use leverage.

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Obra ETFs. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of each Obra ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the Obra Defensive High Yield ETF, Obra High Grade Structured Products ETF, and Obra Opportunistic Structured Products ETF are listed for trading on NYSE Arca under the trading symbols ODHY, OGSP, and OOSP, respectively, and because shares will trade at market prices rather than NAV, shares of the Obra ETFs may trade at a price greater than or less than NAV.

Creation Transaction Fees

A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the Obra ETFs for the costs associated with buying the applicable securities. The price for each Creation Unit will equal each Obra ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the Obra ETFs. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Obra ETFs follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation

The Obra ETFs’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices (for securities rated above CCC+) or the most recent bid price (for securities rated CCC+ or below). Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to each Obra ETF’s net asset value calculation) or which cannot be accurately valued using each Obra ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”). A security’s “fair value” price may differ from the price next available for that security using the Obra ETFs’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Notes to Financial Statements (unaudited)

As of September 30, 2025

With respect to any portion of an Obra ETFs’ assets that may be invested in other mutual funds, the value of the Obra ETFs’ shares is based on the NAV of the shares of the other mutual funds in which the Obra ETFs invest. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the Obra ETFs invest a portion of its assets in non-registered investment vehicles, the Obra ETFs’ shares in the non-registered vehicles are fair valued at NAV.

With respect to each Obra ETF’s assets invested directly in securities, the Obra ETF’s investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Fair Value Measurement

The Obra ETFs have adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Obra ETFs’ investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the Obra ETFs have the ability to access.
Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.
Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the Obra ETFs’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2025 for the Obra ETFs’ assets measured at fair value:

Obra Defensive High Yield ETF	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$4,919,506	$—	$4,919,506	$—
Short-Term Investment	138,719	138,719	—	—
Total Assets	$5,058,225	$138,719	$4,919,506	$—

High Grade Structured Products ETF	Total	Level 1	Level 2	Level 3
Assets
Asset-Backed Securities	$6,390,416	$—	$6,390,416	$—
Collateralized Loan Obligations	6,582,472	—	6,582,472	—
Collateralized Mortgage Obligation	7,909,072	—	7,909,072	—
Commercial Mortgage-Backed Securities	4,603,137	—	4,603,137	—
Mortgage-Backed Securities	3,812,432	—	3,812,432	—
Short-Term Investment	914,088	914,088	—	—
Total Assets	$30,211,617	$914,088	$29,297,529	$—

Notes to Financial Statements (unaudited)

As of September 30, 2025

Opportunistic Structured Products ETF	Total	Level 1	Level 2	Level 3
Assets
Asset-Backed Securities	$5,542,794	$—	$5,542,794	$—
Collateralized Loan Obligations	11,979,720	—	11,979,720	—
Collateralized Mortgage Obligation	9,976,842	—	9,976,842	—
Commercial Mortgage-Backed Securities	8,209,726	—	8,209,726	—
Mortgage-Backed Securities	1,739,580		1,739,580
Short-Term Investment	540,475	540,475	—	—
Total Assets	$37,989,137	$540,475	$37,448,662	$—

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The Obra ETFs bear expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The Obra ETFs may declare and distribute dividends from net investment income, if any, monthly. The Obra ETFs generally declare and distribute capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Obra ETFs intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

	Obra Opportunistic Structured Products ETF	Obra High Grade Structured Products ETF	Obra Defensive High Yield ETF
Authorized Participant Risk	X	X	X
Below Investment Grade Securities Risk	X		X
Cash and Cash Equivalents Risk	X	X	X
Corporate Debt Securities Risk			X
Counterparty Credit Risk			X
Covenant-Lite Risk	X	X
Credit/Default Risk	X	X	X
Cybersecurity Risk	X	X	X
Derivatives Risk	X	X
Early Close/Trading Halt Risk	X	X	X

Notes to Financial Statements (unaudited)

As of September 30, 2025

	Obra Opportunistic Structured Products ETF	Obra High Grade Structured Products ETF	Obra Defensive High Yield ETF
ETF Structure Risk	X	X	X
Fixed Income Risk			X
Inflation Risk	X	X	X
Inflation-Indexed Bond Risk	X	X	X
Interest Rate Risk	X	X	X
Investment Risk	X	X	X
Leverage Risk	X	X
Limited History of Operations Risk	X	X	X
Liquidity Risk	X	X
Management Risk	X	X	X
Market Risk	X	X	X
Mortgage- and Asset-Backed Securities Risk	X	X
New Advisor Risk	X	X	X
Rating Agencies Risk			X
Small-Cap and Mid-Cap Securities Risk	X	X
Structured Products Risk	X	X
Transition from LIBOR Risk	X	X
U.S. Government Securities Risk	X	X	X

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants).

Below Investment Grade Securities Risk. The Fund may invest in securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Credit risk is greater for securities rated below investment grade than for investment grade securities, which is the risk that issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities. The retail secondary market for below investment grade securities may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Notes to Financial Statements (unaudited)

As of September 30, 2025

Corporate Debt Securities Risk. The Fund may invest in corporate debt securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. Higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, like trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. Insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Counterparty Credit Risk. The stability and liquidity of many transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Covenant-Lite Risk. Some of the below investment grade loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Derivatives Risk. Structured products may be linked to derivatives. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Advisor’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and, therefore, may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Notes to Financial Statements (unaudited)

As of September 30, 2025

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

ETF Structure Risk. As a result of being structured as an ETF, the ETF is subject to special risks, including:

○    Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○    Trading Issues.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○    Cash Purchases and Redemptions. Although the Funds do not anticipate large cash purchases or redemptions, to the extent Creation Units are purchased or redeemed by Authorized Participants in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the Authorized Participants.

○    Market Price Variance Risk.  Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares.  There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares.  The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  In times of severe market disruption, the bid-ask spread often increases significantly.  This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time.  Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

■        In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

■        In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the Fund’s NAV.

■        To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the Fund’s NAV.

■        The market price for the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■        When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the Fund’s NAV.

■        In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio.  This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

Notes to Financial Statements (unaudited)

As of September 30, 2025

Fixed Income Risk. Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of equity investments.

Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for a Fund to value or sell some or all of its bond investments at any given time. Changes in interest rates may also affect the Share price; a sharp rise in interest rates could cause the Share price to fall.

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably.  All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain, but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Leverage Risk.  The use of leverage may exaggerate changes in the Share price and the return on its investments.  Accordingly, the Fund may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Fund’s expenses.

Notes to Financial Statements (unaudited)

As of September 30, 2025

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The Fund is subject to management risk because it does not seek to replicate the performance of a specified index. The portfolio managers will utilize proprietary investment processes, techniques, and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to the portfolio managers in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per Share will change daily in response to such factors.

Mortgage- and Asset-Backed Securities Risks. MBS (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the MBS or asset-backed securities. The maturity of certain securities, such as MBS and ABS, is calculated using the security’s weighted-average life. Estimated prepayment rates for these securities are used in this calculation. If actual prepayment rates differ from the estimates used in calculating the weighted-average life, each Fund’s yield and/or Share price could be negatively affected.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of MBS and asset-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter  term securities. As a result, in a period of rising interest rates, MBS and asset-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. In addition, because prepayment rates of individual mortgage pools vary widely, the maturity of a particular pool cannot be predicted precisely. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with MBS, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

MBS may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Each Fund will not invest in CMO tranches which represent a right to receive interest only , principal only, or an amount that remains after other floating-rate tranches are paid (an inverse floater). If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that such Fund could lose all or substantially all of its investment.

Notes to Financial Statements (unaudited)

As of September 30, 2025

Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities. In past years, delinquencies and losses generally increased with respect to securitizations involving residential mortgage loans and potentially could begin increasing again as a result of a weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called sub-prime mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Additionally, mortgage lenders have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults, and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period. These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue. The values of mortgage-backed securities may be substantially dependent on the servicing of the underlying mortgage pools, and therefore are subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral.

The U.S. Government conservatorship Freddie Mac and Fannie Mae in September 2008 and its ultimate resolution may adversely affect the real estate market, the value of real estate-related assets generally, and markets generally. In addition, there may be proposals from the U.S. Congress or other branches of the U.S. Government regarding the conservatorship, including regarding reforming Fannie Mae and Freddie Mac or winding down their operations, which may or may not come to fruition. There can be no assurance that such proposals, even those that are not adopted, will not adversely affect the values of the Fund’s assets.

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome, and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund and may have limited resources.

Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Notes to Financial Statements (unaudited)

As of September 30, 2025

Structured Products Risk. The Fund will primarily invest in structured products. The structured products may include investments in securitizations and other asset-backed securities. Among other risks, the products (i) are subject to the risks associated with the underlying assets; (ii) will often be leveraged, which will generally magnify the opportunities for gain and risk of loss; (iii) are highly complex, which may cause disputes as to their terms and impact the valuation and liquidity of such positions; and (iv) often contain significant obstacles to asserting “putback” or similar claims against the products.

Transition from LIBOR Risk. Although LIBOR is no longer published as of June 30, 2023, holding of certain of the Fund’s underlying investments may still include a LIBOR reference rate. The elimination of LIBOR and transition to other reference rates, or any other changes or reforms to the determination or supervision of reference rates, could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect Fund performance and/or NAV. Uncertainty and risk still remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may still lead to increased volatility and illiquidity in markets that have historically been tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting Fund performance. Furthermore, the risks associated with the discontinuation of LIBOR and transition to alternative rates may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. The ultimate impact of the discontinuance of LIBOR on the Fund remains uncertain and may result in losses to the Fund. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the SOFR, which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, each Obra ETF pays a monthly advisory fee to the Advisor, based upon the average daily net assets and calculated at an annual rate. See the table below for the advisory fee rates and amounts earned by the Advisor from each Obra ETF during the fiscal period ended September 30, 2025:

Fund	Advisory Fee Rate	Amount Earned	Amount Waived by Advisor	Expenses Reimbursed by Advisor
Obra Defensive High Yield ETF	0.50%	$6,519	$6,519	$61,869
Obra High Grade Structured Products ETF	0.63%	89,173	89,173	23,172
Obra Opportunistic Structured Products ETF	0.63%	108,817	106,166	—

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of each Obra ETF, under which it has agreed to waive or reduce its management fees and to assume other expenses of each Obra ETF, if necessary, in an amount that limits each Obra ETF’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of each Fund officers and Trustees and contractual indemnification of each Obra ETF service providers (other than the Advisor)) to not more than the amounts set forth in the table below of the average daily net assets of the Obra ETFs. Net annual operating expenses for the Obra ETFs may exceed these limits to the extent that each incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through July 31, 2026, and may be terminated by the Board of Trustees at any time for any reason. In consideration of the Advisor’s agreement to limit the Obra ETFs’ expenses, each Obra ETF has agreed to repay the Advisor in the amount of any fees waived and Obra ETF expenses paid or absorbed, such to the limitations that: (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred, and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.

Notes to Financial Statements (unaudited)

As of September 30, 2025

Fund	Expenses Limitation
Obra Defensive High Yield ETF	0.70%
Obra High Grade Structured Products ETF	0.90%
Obra Opportunistic Structured Products ETF	0.90%

4.	Trustees and Officers

The Board is responsible for the management and supervision of the Obra ETFs. The Trustees approve all significant agreements between the Trust, on behalf of the Obra ETFs, and those companies that furnish services to the Obra ETFs; review performance of the Advisor and the Obra ETFs; and oversee activities of the Obra ETFs. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive a flat rate of $7,500 plus an additional $2,500 per series of the Trust each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that a series of the Trust closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. Prior to January 1, 2025, the Independent Trustees received $5,000 per year payable quarterly and $2,000 per series in the Trust.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal periods ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
Defensive High Yield ETF*	$254,768	$207,939	$—	$—	$4,840,534	$—
High Grade Structured Products ETF	$14,159,644	$10,731,260
Opportunistic Structured Products ETF	19,273,950	8,067,005

* For the period from June 27, 2025 (commencement of operations)

6.	Federal Income Tax

For the fiscal period ending September 30, 2025, the tax-basis cost of investments and components of accumulated deficit were as follows:

	Defensive High Yield ETF	High Grade Structured Products ETF	Opportunistic Structured Products ETF
Cost of Investments	$5,041,998	$30,055,896	$37,708,935
Gross Unrealized Appreciation	34,064	233,712	298,435
Gross Unrealized Depreciation	(17,837)	(77,992)	(18,234)
Net Unrealized Appreciation (Depreciation)	$16,227	$155,720	$280,201

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Obra ETFs. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Obra ETFs, and others that provide for general indemnifications. The Obra ETFs’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Obra ETFs. The Obra ETFs expect risk of loss to be remote.

8.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Additional Information (Unaudited)

As of September 30, 2025

Changes In and Disagreements with Accountants

No changes during the period.

Matters Submitted for Shareholder Vote

Not applicable

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the period of this report was $10,617. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Approval of Investment Advisory Agreement

In connection with an organizational Board meeting held on September 12, 2024, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisory, with respect to the Obra Opportunistic Defensive High Yield ETF (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement. In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the proposed Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Advisor to the Obra Opportunistic Defensive High Yield ETF including, without limitation, the quality of its investment advisory services; assuring compliance with the Obra Opportunistic Defensive High Yield ETF’s investment objectives, policies, and limitations; and its coordination of services for the Obra Opportunistic Defensive High Yield ETF among the fund’s service providers. The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and financial condition. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of Obra Capital’s business and compliance program), the Board concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the Obra Opportunistic Defensive High Yield ETF.

(ii)	Performance. The Board noted that the Advisor had a portfolio that was similar to Obra Opportunistic Defensive High Yield ETF, which had been presented for comparison. It was noted that although the portfolio had slightly underperformed its benchmark for all periods shown, it was performing as expected under the market conditions. After further discussion, the Trustees considered the experience of the personnel of the Advisor and determined that the performance was satisfactory.

(iii)	Fees and Expenses. The Trustees compared the proposed advisory fee and expense ratio of the Obra Opportunistic Defensive High Yield ETF to other comparable funds. The Board noted that the management fee was slightly lower than the peer group and category average. The Board also noted that the expense ratio was higher than the peer group average but below the category average. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Advisor was fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the Obra Opportunistic Defensive High Yield ETF. It was noted that the Advisor expected a marginal profit over the first 12 months of managing the Obra Opportunistic Defensive High Yield ETF and more robustly profitable over the second 12 months of managing the Obra Opportunistic Defensive High Yield ETF. The Trustees concluded that the estimated profits were not excessive.

Additional Information (Unaudited)

As of September 30, 2025

(v)	Economies of Scale. The Trustees noted that the Obra Opportunistic Defensive High Yield ETF would not immediately realize economies of scale upon launch. The Board discussed projections and estimated size of the Obra Opportunistic Defensive High Yield ETF over time. The Trustees reviewed the Obra Opportunistic Defensive High Yield ETF’s fee arrangements for breakpoints or other provisions that would allow the fund’s shareholders to benefit from economies of scale in the future as the Obra Opportunistic Defensive High Yield ETF grew. The Trustees determined that the maximum management fee would remain the same regardless of the Obra Opportunistic Defensive High Yield ETF’s asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Funds grew.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Obra Opportunistic Defensive High Yield ETF.

Obra ETFs

P.O. Box 4365

Rocky Mount, NC 27803-0365

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus and summary prospectus, which contain this and other information, are available at the websites listed below or by calling 800-773-3863. The prospectus should be read carefully before investing.

Obra Defensive High Yield ETF	https://etfpages.com/ODHY
Obra High Grade Structured Products ETF	https://etfpages.com/OGSP
Obra Opportunistic Structured Products ETF	https://etfpages.com/OOSP

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosure For Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: November 28, 2025	Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: November 28, 2025	Katherine M. Honey
President and Principal Executive Officer

/s/ Peter McCabe
Date: November 28, 2025	Peter McCabe
Treasurer, Principal Accounting Officer, and Principal Financial Officer